Goodwill - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Balance	$ 1,579	$ 1,579	$ 1,579